Note 8 - Asset Purchase (Details) - USD ($)		12 Months Ended
	Nov. 10, 2015	Dec. 31, 2016	Mar. 31, 2017	Aug. 11, 2016	May 23, 2016	Mar. 31, 2016	Jan. 14, 2016	Nov. 11, 2015	Oct. 10, 2015	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
Mile High Brands
Stock price	$ 5.80							$ 5.80
Value of Original Investment	$ 2,900,000							$ 2,900,000
Beta Killers LLC
Stock price		$ 0.22
Value of Original Investment		$ 221,000	$ 221,000
Tangiers Investment Group, LLC
Stock price					$ 1.20
Brett Harris
Stock price						$ 4.40
Convurge Llc
Stock price							$ 5.60
Loyl Me
Stock price									$ 6.44	$ 20.80	$ 29.36	$ 40.00
Common Stock
Stock price				$ 2.10
Common Stock | Mile High Brands
Shares Issued	500,000
Common Stock | Beta Killers LLC
Shares Issued		1,000,000
Warrant | Investor 4
Stock price		$ 5.40	$ 5.40
Warrant | National Concessions Group Inc
Stock price		6.40
Warrant | An investor
Stock price		6.20
Warrant | Investor 2
Stock price		4.60	4.60
Warrant | Investor 3
Stock price		$ 5.80	$ 5.80
Software and Software Development Costs
Finite-Lived Intangible Asset, Useful Life		3 years